CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Sales	260.5	1,109.3	1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6	1,028.2	970.9
Depreciation and amortization	12.9	44.6	47.0
Selling, general and administrative	7.7	33.0	33.2
Restructuring (note 20)	0	0.5	1.2
Impairment and other closure costs (note 6)	0	16.5	86.9
Costs and Expenses	266.2	1,122.8	1,139.2
Operating earnings (loss)	(5.7)	(13.5)	(87.8)
Interest expense, net (note 21)	(11.6)	(35.5)	(37.4)
Foreign exchange gain (loss) on long-term debt	(3.2)	(24.1)	(18.8)
Other income (expense), net (note 22)	0.1	1.2	14.9
Loss before reorganization items and income taxes	(20.4)	(71.9)	(129.1)
Reorganization items, net (note 5)	(3.2)	0	(1.2)
Income (loss) before income taxes	(23.6)	(71.9)	(130.3)
Income tax expense (recovery) (note 18)	0.2	0.4	0.1
Earnings (loss) from continuing operations	(23.8)	(72.3)	(130.4)
Earnings (loss) from discontinued operations, net of tax (note 8)	(12.9)	0	3.1
Net earnings (loss)	(36.7)	(72.3)	(127.3)
Net (earnings) loss attributable to non-controlling interest (note 7)	1.5	0	(0.3)
Net earnings (loss) attributable to the company	(35.2)	(72.3)	(127.6)
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company’s common shareholders (note 23) (in dollars per share)	(1.55)	(4.99)	(9.01)
Basic and diluted net earnings (loss) per share from discontinued operations attributable to the company’s common shareholders (note 23) (in dollars per share)	(0.89)	0	0.21
Weighted average number of the company’s common shares outstanding (note 23) (in millions) (in shares)	14.4	14.5	14.5
Predecessor [Member]
Sales				797.7
Operating expenses
Cost of sales, excluding depreciation and amortization				718.0
Depreciation and amortization				23.4
Selling, general and administrative				26.2
Restructuring (note 20)				5.3
Impairment and other closure costs (note 6)				0
Costs and Expenses				772.9
Operating earnings (loss)				24.8
Interest expense, net (note 21)				(60.3)
Foreign exchange gain (loss) on long-term debt				24.0
Other income (expense), net (note 22)				(2.6)
Loss before reorganization items and income taxes				(14.1)
Reorganization items, net (note 5)				666.9
Income (loss) before income taxes				652.8
Income tax expense (recovery) (note 18)				(1.1)
Earnings (loss) from continuing operations				653.9
Earnings (loss) from discontinued operations, net of tax (note 8)				(3.6)
Net earnings (loss)				650.3
Net (earnings) loss attributable to non-controlling interest (note 7)				(31.9)
Net earnings (loss) attributable to the company				618.4
Basic and diluted net earnings (loss) per share from continuing operations attributable to the company’s common shareholders (note 23) (in dollars per share)				1.63
Basic and diluted net earnings (loss) per share from discontinued operations attributable to the company’s common shareholders (note 23) (in dollars per share)				(0.01)
Weighted average number of the company’s common shares outstanding (note 23) (in millions) (in shares)				381.9